CONSOLIDATED AND COMBINED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Allowance and reserves of accounts receivable	$ 29,716	$ 24,148
Common Stock
Common stock, par value (USD per share)	$ 0.001
Common stock authorized (shares)	1,600,000,000
Common stock issued (shares)	82,976,000
Common stock outstanding (shares)	82,976,000
Class B Common Stock
Common stock, par value (USD per share)	$ 0.001
Common stock authorized (shares)	400,000,000
Common stock issued (shares)	5,789,000
Common stock outstanding (shares)	5,789,000